Property and Equipment (Details) - Schedule of property and equipment - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total cost	$ 3,055	$ 2,130
Accumulated depreciation	1,446	965
Property and equipment, net	1,609	1,165
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	2,350	1,791
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Total cost	438	242
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	128	97
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 139